Loans (Related Party Loans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Loans [Abstract]
Beginning of year	$ 45,480	$ 989,194	$ 3,013,156
Additions	4,045
Repayments	(15,134)	(943,714)	(2,023,962)
End of year	$ 34,391	$ 45,480	$ 989,194